UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21259
                                                     ---------

                    GMAM Absolute Return Strategies Fund, LLC
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               David Hartman, Esq.
                General Motors Investment Management Corporation
                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
                ------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-418-6307
                                                            ------------

                    Date of fiscal year end: March 31, 2003
                                             --------------
                    Date of reporting period: March 31, 2003
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

GMAM ABSOLUTE RETURN
STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

INDEPENDENT AUDITORS' REPORT

FINANCIAL STATEMENTS
For the year ended March 31, 2003
and for the period June 26, 2001 (commencement of operations) to March 31, 2002

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)


TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                          PAGE

INDEPENDENT AUDITORS' REPORT                                                1

   Schedule of Investments                                                2 - 8

   Schedule of Common Stock Sold Short                                    9 - 13

   Statement of Assets, Liabilities and Member's Capital                   14

   Statement of Operations                                                 15

   Statements of Changes in Member's Capital                               16

   Statement of Cash Flows                                                 17

   Notes to Financial Statements                                         18 - 27

INDEPENDENT AUDITORS' REPORT

GMAM Absolute Return Strategy Fund I

We have audited the accompanying statement of assets, liabilities and member's capital, including the schedule of investments, of GMAM Absolute Return Strategy Fund I (the "Fund"), a series of GMAM Absolute Return Strategies Fund, LLC, as of March 31, 2003, and the related statements of operations and cash flows for the year ended March 31, 2003 and the statements of changes in member's capital and the financial highlights for the year then ended and the period June 26, 2001 (commencement of operations) through March 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's Management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian, underlying funds investment sponsors and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GMAM Absolute Return Strategy Fund I as of March 31, 2003, the results of its operations and its cash flows for the year then ended, the changes in member's capital and the financial highlights for the year then ended and the period June 26, 2001 (commencement of operations) through March 31, 2002, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
May 23, 2003

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)
March 31, 2003
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                             ACQUISITION                     NUMBER OF
                                                                DATE           COST            SHARES            VALUE
INVESTMENTS IN INVESTMENT FUNDS ^# (96.18%)

CONVERTIBLE ARBITRAGE (15.01%)
Aristeia International, Ltd.                                   Mar-03       $ 25,000,000       52,778          $ 25,376,627
Bear Stearns Convertible Offshore, Ltd., Class C               Sep-01         25,445,968      178,019            27,617,794
Shepherd Investments International, Ltd., Class A              Jan-02         35,000,000       14,729            38,533,177
                                                                                                               ------------
                                                                                                                 91,527,598
                                                                                                               ------------
DISTRESSED INVESTMENT (18.68%)
Cerberus International, Ltd.                                   Dec-01         35,000,000          123            39,555,272
King Street Capital, L.P.                                      Jun-02         35,000,000         *               36,648,799
Long Horizon Overseas Fund, Ltd.                               Dec-01         20,000,000       20,000            21,764,400
Styx International Fund, Ltd.                                  Apr-02         15,000,000        7,245            15,973,226
                                                                                                               ------------
                                                                                                                113,941,697
                                                                                                               ------------
FIXED INCOME ARBITRAGE (5.31%)
Obsidian (Offshore) Fund                                       Sep-01         35,000,000       33,623            32,361,318
                                                                                                               ------------
                                                                                                                 32,361,318
                                                                                                               ------------
LONG SHORT EQUITY (41.63%)
Black Bear Offshore Fund                                       Jan-02         30,000,000      126,047            31,096,130
Itros Offshore, Ltd., Class A                                  Oct-02         25,000,000       25,000            24,364,500
Numeric Japanese Long/Short Offshore Fund, Ltd.                Dec-02         25,000,000      250,000            25,809,775
Redsky Horizon Fund, Ltd., Class A Series 1                    May-02         14,000,000       14,000            13,931,782
Redsky Horizon Fund, Ltd., Class A Series 3                    Jul-02         14,000,000       14,000            13,908,646
Redsky Horizon Fund, Ltd., Class A Series 4                    Aug-02          7,000,000        7,000             6,898,512
Rosehill Japan Fund Ltd., Class A                              Apr-02         15,000,000          788            15,158,213
Rosehill Japan Fund Ltd., Class C                              Apr-02         15,000,000          771            14,824,719
Scout Capital Fund, Ltd., Class B Series 1                     Dec-01         20,945,547      191,464            20,981,420
Scout Capital Fund, Ltd., Class B Series 4                     Apr-02          4,000,000       34,569             3,768,470
Spring Point Institutional Partners, L.P.                      Feb-03         25,000,000         *               24,514,654
Toscafund, Ltd.                                                Apr-02         24,189,699      179,858            20,627,221
Zaxis Offshore, Ltd., Class A                                  Nov-01         35,587,800       29,544            38,056,770
                                                                                                               ------------
                                                                                                                253,940,812
                                                                                                               ------------

See notes to financial statements.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A Series of GMAM Absolute Return Strategies Fund, LLC)
March 31, 2003
SCHEDULE OF INVESTMENTS (Continued)
--------------------------------------------------------------------------------

                                                             ACQUISITION                     NUMBER OF
                                                                DATE           COST            SHARES            VALUE
INVESTMENTS IN INVESTMENT FUNDS #  (CONTINUED)

Merger Arbitrage (3.31%)
CNH Merger Arbitrage Fund, Class C                             Nov-01       $ 20,054,405          199          $ 20,221,438
                                                                                                               ------------
                                                                                                                 20,221,438
                                                                                                               ------------
MULTI-STRATEGY ARBITRAGE (12.24%)
BBT Overseas Partners, L.P.                                    Sep-01         50,000,000         *               50,967,334
UBS GLEA, Class A                                              Jan-03         23,441,004       23,441            23,715,494
                                                                                                               ------------
                                                                                                                 74,682,828
                                                                                                               ------------
TOTAL INVESTMENTS IN INVESTMENT FUNDS^ (COST $573,664,424)                                                      586,675,691
                                                                                                               ------------

#  - Non-income producing securities
*  - Security is a partnership which does not issue shares
^ - Securities are private placement and restricted as to resale. Total cost and market value of restricted securities as of March 31, 2003 was $573,664,424 and $586,675,691, respectively.

See notes to financial statements.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)
MARCH 31, 2003
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                      SHARES           VALUE
COMMON STOCK (2.33%)
AUSTRIA
OMV AG                                                  570        $     61,564
                                                                   ------------
BELGIUM
Delhaize Group                                        1,280              23,102
Solvay SA                                               770              47,599
                                                                   ------------
                                                                         70,701
                                                                   ------------
DENMARK
GN Store Nord A/S                                    29,904              79,972
                                                                   ------------

FINLAND
Outokumpu Oyj                                         5,000              43,648
                                                                   ------------
FRANCE
Alcatel SA                                           17,480             119,595
Arcelor                                              31,110             273,615
Cap Gemini SA                                         2,860              75,805
Clarins                                                 560              27,700
CNP Assurances                                          790              28,689
Compagnie de Saint-Gobain                            11,990             331,406
Companie Generale des Etablissements Michelin         7,800             214,487
Dassault Systemes SA                                  6,420             141,652
France Telecom SA                                     1,970              40,176
M6 Metropole Television                               1,690              31,166
Pechiney SA                                           7,020             171,130
Pernod-Ricard SA                                      1,090              92,893
Renault SA                                            5,275             174,525
Rhodia SA                                             6,202              33,636
Sanofi-Synthelabo SA                                  6,370             320,509
Scor SA                                              25,275              97,358
Societe BIC SA                                        1,790              57,914
Vinci SA                                              1,160              67,720


See notes to financial statements.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)
MARCH 31, 2003
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                      SHARES           VALUE
COMMON STOCK (CONTINUED)
FRANCE (CONTINUED)
Vivendi Universal SA                                 16,530        $    219,698
Wanadoo #                                            23,720             134,334
Wendel Investissement                                 2,590              58,785
                                                                   ------------
                                                                      2,712,793
                                                                   ------------
GERMANY
Adidas-Salomon AG                                     1,400             123,437
Altana AG                                             7,200             337,836
BASF AG                                               5,000             186,105
Beiersdorf AG                                         1,300             145,190
Celanese AG                                          11,000             189,531
Commerzbank AG                                       15,100             102,158
Continental AG                                       17,600             251,204
Deutsche Boerse AG                                    4,100             158,064
Epcos AG                                             11,600             137,592
Infineon Technologies AG                              5,100              34,559
Puma AG                                               3,700             300,790
SAP AG                                                3,000             227,352
Schwharz Pharma AG                                    2,000              70,208
Software AG                                           3,667              46,217
ThyssenKrupp AG                                      20,500             164,642
T-Online International AG #                          20,100             143,224
TUI AG                                               16,100             153,547
Volkswagen AG                                         8,000             191,528
                                                                   ------------
                                                                      2,963,184
                                                                   ------------
GREECE
Coca-Cola Hellenic Bottling Company SA                7,400              94,153
                                                                   ------------
IRELAND
Allied Irish Banks Plc                               13,000             179,448
Anglo Irish Bank Corporation Plc                     35,200             251,204


See notes to financial statements.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)
MARCH 31, 2003
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                      SHARES           VALUE
COMMON STOCK (CONTINUED)
IRELAND (CONTINUED)
Bank of Ireland Plc                                  17,500        $    185,423
CRH Plc                                               4,200              60,037
                                                                   ------------
                                                                        676,112
                                                                   ------------
ITALY
Banca Popolare Commercio e Industria Scrl            16,000             139,849
Banco Ambrosia                                       62,000              97,423
Buzzi Unicem SpA                                     15,500              90,150
Compagnie Industriali Riunite SpA                    67,500              62,976
Eni-Ente Nationle                                    22,000             293,839
Erg SpA                                               2,500               9,739
Finmeccanica SpA                                    605,000             308,963
Ifil SpA                                             42,000              86,390
Impregilo SpA                                       120,500              38,658
Italcementi SpA                                      41,601             239,232
Merloni Elettrodomestici SpA                         10,500             117,899
Parmalat Finanziaria SpA                             17,500              34,946
Snam Rete Gas SpA                                    72,000             252,984
Telecom Italia SpA                                   12,500              52,651
                                                                   ------------
                                                                      1,825,699
                                                                   ------------
NETHERLANDS
Buhrmann NV                                          33,910              76,226
Hagemeyer NV                                         17,360              65,733
Heijmans NV                                           6,240              97,030
ING Groep NV                                          6,260              72,340
Koninklijke Ahold NV                                 33,180             110,428
Koninklijke Luchtvaart Maatschappij NV                5,970              37,393
Nutreco Holding NV                                    7,390             113,944
Oce NV                                                4,590              36,161
Reed Elsevier NV                                     14,730             148,358
United Services Group NV                              3,410              36,094


See notes to financial statements.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)
MARCH 31, 2003
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                      SHARES           VALUE
COMMON STOCK (CONTINUED)
NETHERLANDS (CONTINUED)
VNU NV                                                1,410        $     35,819
                                                                   ------------
                                                                        829,526
                                                                   ------------
NORWAY
Norsk Hydro ASA                                         700              26,431
Statoil ASA                                          10,200              79,417
                                                                   ------------
                                                                        105,848
                                                                   ------------
PORTUGAL
Electricidade de Portugal SA                         93,330             159,891
PT Multimedia-Servicos de Telecomunicaoes SA #        5,490              65,299
Sonae S.G.P.S. SA                                   167,070              67,454
                                                                   ------------
                                                                        292,644
                                                                   ------------
SPAIN
Acerinox SA                                           3,500             125,996
Actividades de Construccion y Servicos SA             3,100             109,397
Altadis SA                                           14,000             341,285
Amadeus Global Travel Distribution SA                 8,400              38,589
Compania de Distribucion Integral Logista SA         10,400             225,835
Endesa SA                                            20,600             250,638
Fomento de Construcciones y Contratas SA              1,600              40,139
Gamesa                                                5,900             108,804
Grupo Ferrovia                                          800              20,742
Indra Sistemas SA                                    12,500              92,752
Industria de Diseno Textil SA                         4,500              87,356
Repsol YPF SA                                         2,600              37,507
Telefonica Publicidad e Informacion SA               46,300             172,788
Terra Networks SA #                                  21,000             100,827
                                                                   ------------
                                                                      1,752,655
                                                                   ------------


See notes to financial statements.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)
MARCH 31, 2003
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                      SHARES           VALUE
COMMON STOCK (CONTINUED)
SWEDEN
Eniro AB                                             23,200        $    151,859
Hennes & Mauritz AB                                  12,750             267,663
Axfood AB                                             4,658              88,722
Swedish Match AB                                      9,000              66,872
Nordea AB                                            23,500             103,657
Skandinaviska Enskilda Banken AB                     19,100             165,569
Gambro AB                                             9,033              37,820
Getinge AB                                            6,000             108,622
Svenska Cellulosa AB                                  3,300             104,110
Netcom Systems AB #                                   8,275             250,330
                                                                   ------------
                                                                      1,345,224
                                                                   ------------
SWITZERLAND
Actelion Ltd. #                                       3,070             144,816
Clariant AG                                           2,510              22,844
Converium Holdings                                    3,710             156,475
Credit Suisse Group                                   6,180             107,462
Logitech International SA #                           1,830              53,825
Lonza Group AG                                        2,820             159,836
Micronas Semiconductor Holding AG #                   8,220             194,634
SGS Societe Generale de Surveillance Holding SA         680             218,874
Sulzer AG                                               160              19,623
Swatch Group AG                                         510              42,265
Zurich Financial Services AG                          2,949             250,940
                                                                   ------------
                                                                      1,371,594
                                                                   ------------
TOTAL COMMON STOCK (COST $14,496,362)                                14,225,317
                                                                   ------------
TOTAL INVESTMENTS (COST $588,160,786) (98.51%)                      600,901,008
                                                                   ------------
OTHER ASSETS, LESS LIABILITIES (1.49%)                                9,098,456
                                                                   ------------
MEMBER'S CAPITAL - NET ASSETS (100.00%)                            $609,999,464
                                                                   ============

# - Non-income producing securities


See notes to financial statements.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)
MARCH 31, 2003
SCHEDULE OF COMMON STOCK SOLD SHORT
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                      SHARES           VALUE
AUSTRIA
Erste Bank der oesterreichischen Sparkassen AG       (1,810)       $   (129,170)
Telekom Austria AG                                  (11,670)           (119,703)
                                                                   ------------
                                                                       (248,873)
                                                                   ------------
BELGIUM
Electrabel SA                                        (1,060)           (255,625)
Interbrew                                            (7,650)           (154,933)
Omega Pharma SA                                      (1,180)            (19,649)
                                                                   ------------
                                                                       (430,207)
                                                                   ------------
DENMARK
Carlsberg A/S                                        (6,300)           (212,913)
TDC A/S                                              (5,500)           (129,710)
                                                                   ------------
                                                                       (342,623)
                                                                   ------------
FINLAND
Elisa Oyj                                           (14,700)            (91,432)
Sampo Oyj                                           (28,800)           (175,989)
TietoEnator Oyj                                     (10,800)           (148,962)
                                                                   ------------
                                                                       (416,383)
                                                                   ------------
FRANCE
Accor  SA                                            (6,670)           (184,287)
Atos Origin SA                                       (3,390)            (89,150)
Bouygues SA                                         (15,200)           (305,851)
Business Objects SA                                  (8,580)           (140,157)
Carrefour SA                                         (5,310)           (201,120)
Casino Guichard-Perrachon SA                         (5,350)           (338,600)
Club Mediterranee SA                                 (3,740)            (68,562)
Dexia                                               (14,220)           (130,342)
Equant NV                                           (20,670)            (97,664)
Euronext NV                                          (5,270)            (93,965)
Groupe Danone                                        (1,560)           (196,953)


See notes to financial statements.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)
MARCH 31, 2003
SCHEDULE OF COMMON STOCK SOLD SHORT (CONTINUED)
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                      SHARES           VALUE
FRANCE (CONTINUED)
Hermes International                                   (500)       $    (67,109)
Lafarge SA                                           (1,090)            (61,017)
L'Air Liquide SA                                     (1,340)           (177,659)
Orange SA                                           (28,300)           (226,976)
Pinault-Printemps-Redoute SA                         (1,970)           (101,335)
Publicis Groupe SA                                   (8,020)           (136,172)
Schneider Electric                                   (2,110)            (98,775)
Sodexho Alliance SA                                  (8,540)           (175,474)
Technip-Coflexip SA                                  (1,500)           (102,709)
Thomson                                             (13,140)           (147,399)
Unibail                                              (1,270)            (81,209)
Vivendi Environment                                  (9,990)           (164,716)
                                                                   ------------
                                                                     (3,387,201)
                                                                   ------------
GERMANY
Bayer Motoren Werks AG                              (10,500)           (291,482)
DaimlerChrysler AG                                   (8,200)           (239,713)
Douglas Holding AG                                   (2,600)            (40,117)
KarstadtQuelle AG                                    (9,100)           (118,067)
Metro AG                                            (11,600)           (244,552)
Porsche AG                                             (455)           (127,302)
Suedzucker AG                                        (3,700)            (57,736)
Allianz AG                                           (4,230)           (209,557)
Muenchener Rueckversicherungs-Gesellschaft AG          (520)            (29,790)
Merck KGaA                                          (11,500)           (275,447)
Schering AG                                          (8,000)           (325,178)
Deutsche Lufthansa AG                               (26,800)           (238,048)
Siemens AG                                           (3,900)           (160,865)
Aixtron AG                                          (44,645)           (117,407)
Bayer AG                                             (5,500)            (74,960)
Linde AG                                             (6,500)           (206,756)
RWE AG                                              (12,100)           (270,673)
                                                                   ------------
                                                                     (3,027,650)
                                                                   ------------

See notes to financial statements.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)
MARCH 31, 2003
SCHEDULE OF COMMON STOCK SOLD SHORT (CONTINUED)
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                      SHARES           VALUE
IRELAND
Independent News & Media Plc                        (12,100)       $    (17,825)
Irish Life & Permanent Plc                          (16,500)           (171,046)
                                                                   ------------
                                                                       (188,871)
                                                                   ------------
ITALY
AEM SpA                                             (39,000)            (52,941)
Alleanza Assicurazioni SpA                          (33,000)           (247,747)
Assicurazioni Generali SpA                          (13,500)           (278,126)
Banca Fideuram SpA                                  (41,500)           (169,818)
Banco Popolare di Verona e Novara Scrl              (15,000)           (170,228)
Bulgari SpA                                         (15,500)            (64,272)
Enel SpA                                            (49,500)           (282,496)
Fiat SpA                                            (19,500)           (119,798)
Luxottica Group SpA                                  (7,500)            (80,285)
Mediobanca SpA                                      (12,500)            (98,617)
Mediolanum SpA                                      (44,500)           (185,979)
Recordati SpA                                        (6,500)            (86,887)
San Paolo IMI SpA                                   (18,500)           (125,767)
Seat-Pagine Gialle SpA                             (233,918)           (150,343)
Telecom Italalia Mobile SpA                         (37,000)           (151,001)
Tiscali SpA                                         (21,000)            (83,870)
                                                                   ------------
                                                                     (2,348,175)
                                                                   ------------
NETHERLANDS
Aegon NV                                            (15,057)           (113,040)
Akzo Nobel NV                                        (8,630)           (171,579)
ASML Holdings NV                                    (26,540)           (172,315)
Hunter Douglas NV                                    (5,610)           (154,817)
IHC Caland NV                                        (6,830)           (291,260)
Koninklijke (Royal) Philips Electronics NV           (9,700)           (152,313)
Koninklijke Wessanen NV                              (5,780)            (31,157)
Qiagen NV                                            (1,400)             (8,097)
Vedior NV                                           (32,124)           (141,617)

See notes to financial statements.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)
MARCH 31, 2003
SCHEDULE OF COMMON STOCK SOLD SHORT (CONTINUED)
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                      SHARES           VALUE
NETHERLANDS (CONTINUED)
Wolters Kluwer NV                                   (19,110)       $   (214,785)
                                                                   ------------
                                                                     (1,450,980)
                                                                   ------------
NORWAY
Kvaerner ASA                                        (90,200)            (39,651)
Tandberg ASA                                        (34,800)            (87,759)
Telenor ASA                                         (15,900)            (51,052)
Tomra Systems ASA                                   (39,200)           (169,080)
                                                                   ------------
                                                                       (347,542)
                                                                   ------------
PORTUGAL
Jeronimo Martins SGPS SA                            (11,460)            (82,534)
Portugal Telecom SGPS SA                            (14,990)           (103,868)
                                                                   ------------
                                                                       (186,402)
                                                                   ------------
SPAIN
Banco Bilbao Vizcaya Argentaria SA                  (25,800)           (214,808)
Banco Santander Central Hispano SA                  (21,700)           (138,523)
Bankinter SA                                         (7,600)           (207,163)
Gas Natural SDG SA                                   (7,100)           (118,382)
NH Hoteles SA                                       (16,100)           (131,411)
Sogecable SA                                         (9,500)            (64,997)
Sol Melia SA                                        (30,600)            (98,837)
Zeltia SA                                           (22,000)           (146,679)
                                                                   ------------
                                                                     (1,120,800)
                                                                   ------------
SWEDEN
Assa Abloy AB                                       (11,100)            (90,984)
Securitas                                           (32,000)           (301,924)
Telefonaktiebolaget LM Ericsson                    (308,600)           (192,900)
TeliaSonera AB                                       (8,500)            (24,360)
Trelleborg AB                                        (6,800)            (56,139)
                                                                   ------------
                                                                       (666,307)
                                                                   ------------

See notes to financial statements.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)
MARCH 31, 2003
SCHEDULE OF COMMON STOCK SOLD SHORT (CONTINUED)
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                      SHARES           VALUE
SWITZERLAND
Ciba Specialty Chemicals AG                          (2,170)       $   (142,022)
Holcim Ltd                                           (1,630)           (269,266)
Julius Baer Holding Ltd                              (1,120)           (183,564)
Kudelski SA                                          (2,570)            (31,187)
Phonak Holding AG                                   (16,148)           (143,980)
Roche Holding AG                                       (865)            (51,780)
Syngenta AG                                          (1,520)            (69,282)
Synthes-Stratec Inc.                                   (180)           (100,025)
                                                                   ------------
                                                                       (991,106)
                                                                   ------------

TOTAL COMMON STOCK SOLD SHORT (PROCEEDS $16,679,798)               $(15,153,120)
                                                                   ============

See notes to financial statements.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

STATEMENT OF ASSETS, LIABILITIES AND MEMBER'S CAPITAL
MARCH 31, 2003
--------------------------------------------------------------------------------

ASSETS
Investments (cost - $588,160,786)                                 $ 600,901,008
Unrealized appreciation on contracts for differences                    451,353
Cash and cash equivalents                                             2,872,587
Foreign cash (cost $10,923)                                               9,774
Deposits with broker for securities sold short                       15,672,031
Cash collateral with broker                                           9,097,921
Receivable for securities sold                                          952,642
Interest and dividends receivable                                         6,180
                                                                  -------------
           Total assets                                             629,963,496
                                                                  -------------

LIABILITIES
Common stock sold short (proceeds - $16,679,798)                     15,153,120
Unrealized depreciation on contracts for differences                    302,564
Management fees payable                                               3,466,618
Board of Managers' fees payable                                          10,082
Other accrued expenses                                                  357,842
Payable for securities purchased                                        648,443
Dividends payable                                                        25,363
                                                                  -------------
           Total liabilities                                         19,964,032
                                                                  -------------

MEMBER'S CAPITAL                                                  $ 609,999,464
                                                                  =============
MEMBER'S CAPITAL:
    Paid In Capital                                               $ 595,593,175
    Accumulated net unrealized appreciation on investments           14,406,289
                                                                  -------------

MEMBER'S CAPITAL                                                  $ 609,999,464
                                                                  =============

See notes to financial statements.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign tax withholding of $21,980)           $     206,009
  Interest                                                              324,081
                                                                  -------------
           Total investment income                                      530,090
                                                                  -------------
EXPENSES:
    Management fees                                                   3,149,561
    Professional fees                                                   702,299
    Consulting fees                                                     333,000
    Dividend expense                                                    306,095
    Accounting and administration fees                                  302,100
    Interest expense                                                    181,401
    Board of Managers fees                                               34,000
    Miscellaneous expenses                                               83,233
                                                                  -------------
           Total expenses                                             5,091,689
                                                                  -------------
NET INVESTMENT LOSS                                                  (4,561,599)
                                                                  -------------

NET REALIZED GAIN/(LOSS):
    Investments in investment funds                                  (4,151,222)
    Common stock                                                       (309,503)
    Short common stock                                                 (376,182)
    Contracts for differences                                           400,983
    Foreign currency translation                                         10,378
                                                                  -------------
                                                                     (4,425,546)
                                                                  -------------
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION):
    Investments in investment funds                                  (1,081,079)
    Common stock                                                       (271,045)
    Short common stock                                                1,526,678
    Contracts for differences                                           148,789
    Foreign currency translation                                         (9,400)
                                                                  -------------
                                                                        313,943
                                                                  -------------
DECREASE IN MEMBER'S CAPITAL
  DERIVED FROM INVESTMENT OPERATIONS                              $  (8,673,202)
                                                                  =============

See notes to financial statements.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

STATEMENTS OF CHANGES IN MEMBER'S CAPITAL
--------------------------------------------------------------------------------

                                                                                                  JUNE 26, 2001
                                                                                                  (COMMENCEMENT
                                                                          YEAR ENDED            OF OPERATIONS) TO
                                                                        MARCH 31, 2003            MARCH 31, 2002


MEMBER'S CAPITAL, BEGINNING OF PERIOD                                    $ 582,821,005                   -

  Capital contributions                                                    247,200,000              570,400,000

  Capital withdrawals                                                     (211,348,339)                  -

  Net investment loss                                                       (4,561,599)              (1,671,341)

  Net realized loss on investments                                          (4,425,546)                  -

  Net change in unrealized appreciation on investments                         313,943               14,092,346
                                                                         -------------            -------------

MEMBER'S CAPITAL, END OF PERIOD                                          $ 609,999,464            $ 582,821,005
                                                                         =============            =============

See notes to financial statements.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED MARCH 31, 2003
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:
Decrease in Member's Capital derived from Investment Operations                $  (8,673,202)
  Adjustments to reconcile decrease in member's capital derived from investment operations to net cash used in operating activities:
    Purchase of investment securities                                           (330,007,635)
    Proceeds from disposition of investment securities                           317,235,045
    Realized loss on investment securities                                         4,460,725
    Unrealized loss on investment securities                                       1,352,124
    Increase in broker collateral held                                           (24,769,952)
    Increase in interest and dividends receivable                                     (6,180)
    Decrease in receivable from advisor                                              824,386
    Increase in contracts for differences                                           (148,789)
    Increase in dividends payable                                                     25,363
    Increase in management fee payable                                             1,933,220
    Decrease in other liabilities and accrued expenses                               (11,947)
                                                                               -------------
           Net cash used in operating activities                                 (37,786,842)
                                                                               -------------

CASH FLOWS FROM FINANCING ACTIVITIES:
  Capital contributions                                                          247,200,000
  Decrease in prepaid contributions                                              (61,000,000)
  Capital redemptions                                                           (211,348,339)
                                                                               -------------
           Net cash used in financing activities                                 (25,148,339)
                                                                               -------------

NET DECREASE IN CASH AND CASH EQUIVALENTS                                        (62,935,181)

CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR                                    65,817,542
                                                                               -------------

CASH AND CASH EQUIVALENTS AT END OF YEAR                                       $   2,882,361
                                                                               =============

SUPPLEMENTAL INFORMATION
    Cash paid for interest                                                     $     181,401
                                                                               =============

See notes to financial statements.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED MARCH 31, 2003
--------------------------------------------------------------------------------

  1.  ORGANIZATION

      GMAM Absolute Return Strategies Fund, LLC (the "Company") was organized as a Delaware limited liability company on June 15, 2001. In November, 2002, the Company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company. The interests in the Company are not registered under the Securities Act of 1933, as amended. The Company is organized to offer one or more series of membership interests (each a "Fund" and collectively the "Funds"). The Managers (as defined below) on behalf of the Company may create one or more Funds (and one or more classes of equity membership and/or debt interests in any Fund or Funds) at any time without the approval of the persons who have purchased interests in any Funds ("Members"). Each Fund will have such relative rights, powers and duties, and invest in such securities and other instruments and assets, as the Managers shall deem proper, including rights, powers and duties senior or subordinate to other Funds.

      The Company has created GMAM Absolute Return Strategy Fund I, a series of the Company ("Fund I") which commenced operations on June 26, 2001. The investment advisor for Fund I is General Motors Investment Management Corporation (the "Advisor"), an indirect wholly owned subsidiary of General Motors Corporation ("General Motors"). The Advisor acts as Fund I's investment advisor and manages the investment activities of Fund I.

      Fund I seeks to achieve its objectives through the allocation of capital among selected investment managers (the "Portfolio Managers") or the investment funds that they manage ("Investment Funds"). Fund I primarily invests in Investment Funds. One Portfolio Manager, Numeric Investors L.P. ("Numeric"), has been retained by the Advisor as a sub-advisor with respect to certain Fund I assets which have been allocated to Numeric's management by the Advisor (the "Numeric Assets"). Such assets constitute only a portion of Fund I's total assets. Responsibility for the overall management and supervision of the operations of the Company is vested in the persons or entities ("Managers") that serve as the Board of Managers of the Company ("Board of Managers").

  2.  SIGNIFICANT ACCOUNTING POLICIES

      ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Estimates and assumptions, by their nature, are based on judgments and available information. Actual results could differ from these estimates and assumptions.

      INVESTMENT VALUATION - Fund I values its investments in Investment Funds at fair value, which is supplied by the Portfolio Managers or the Investment Funds. Under procedures established by the Board of Managers, the Advisor conducts periodic reviews of the valuation methodology used by each Portfolio Manager or Investment Fund to ascertain that

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED MARCH 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

      they utilize readily available market values and otherwise follow fair value procedures that the Advisor reasonably believes are consistent with those set forth in its own valuation policies and procedures in determining its net asset value.

      The valuations supplied by the Portfolio Managers and the Investment Funds have been determined pursuant to the valuation policies of the respective Investment Funds' management. If the Advisor determines that the most recent value reported by the Investment Fund does not represent fair value or if the Investment Fund fails to report a value to the Fund, a fair value determination is made under procedures established by and under the general supervision of the Board of Managers.

      Securities traded on one or more of the U.S. national securities exchanges, NASDAQ or the OTC Bulletin Board are valued at their last composite sale prices or "official" close prices as reported at the close of trading on the exchanges or markets where such securities are traded for the business day as of which such value is being determined. Securities traded on a foreign securities exchange are generally valued at their last sale prices on the exchange where such securities are primarily traded. If no sales are reported on a particular day, the securities are valued based on their composite bid prices for securities held long, or their composite ask prices for securities held short, as reported by the appropriate exchange, dealer, or pricing service. Short term securities with less than 60 days to maturity are valued at amortized cost, which approximates market value.

      INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME - Investment transactions are recorded on a trade date basis. Interest income is recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Dividend expense on securities sold short is also recorded on ex-dividend date.

      Net realized gains or losses are recognized when Fund I redeems or partially redeems its interest in an investment. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      NET ASSET VALUATION - Fund I's net asset value is determined as of the close of business on the last day of each month and on certain other days as determined by the Board of Managers (the "Valuation Date"). All valuations are net of expenses, including accrued management fees and performance fees or allocations payable to the Portfolio Managers.

      FUND EXPENSES - Fund I bears all of its operating expenses other than those specifically required to be borne by the Advisor or another party pursuant to the Investment Advisory Agreement or another agreement with the Company. The Advisor is entitled to reimbursement from Fund I for any expenses that it pays on behalf of Fund I.

      INCOME TAXES - Fund I currently has only one Member and therefore is currently treated as a disregarded entity for federal, state and local income tax purposes, and the Member is required to report on its own tax return its distributive share of the Fund's taxable income or loss. Therefore, no provision for the payment of federal, state or local income taxes has been provided for.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED MARCH 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

      CASH EQUIVALENTS - Fund I treats all highly liquid financial instruments that mature within three months as cash equivalents. At March 31, 2003, Fund I held $1,085,091 in cash equivalents in the JP Morgan Prime Money Market Fund and $1,787,203 in the Chase Vista Money Market Fund.

      CONTRACTS FOR DIFFERENCES - A contract for difference or "CFD" is an agreement between a Fund and a CFD counterparty to pay/receive the change in the value of an underlying security. In a long CFD contract, the counterparty agrees to pay a Fund the amount to which the notional amount of the CFD contract would have increased in value had it been invested in the underlying security or securities, plus any dividends that would have been received on those stocks. A Fund pays the counterparty a fixed amount on the original notional amount of a long CFD plus a floating rate of interest. The return to a Fund on a long CFD contract will be the difference between the notional amount adjusted for the change in market value of the underlying securities plus any dividends accrued less the original fixed notional amount and interest. In a short CFD contract, a Fund agrees to pay the counterparty the amount to which the notional amount of the CFD contract would have increased in value had it been invested in the underlying security or securities. A Fund must also pay the counterparty the value of any dividends that would have been received on those stocks. In a short CFD contract a Fund receives from the counterparty the original fixed notional amount on the CFD plus a floating rate of interest. When the CFD is closed the difference between the opening price of the CFD and the closing price is recorded as a realized gain or loss. As of March 31, 2003, $9,097,921 was held by a counterparty broker as collateral for open CFDs.

      FOREIGN CURRENCY. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

      The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

      SHORT SALES - The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED MARCH 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

      A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

  3.  ALLOCATION OF PROFITS AND EXPENDITURES

      As of the last day of each fiscal period, the net profit or net loss for the fiscal period for Fund I shall be allocated among and credited to or debited against the capital accounts of the Members in accordance with their respective investment percentages in Fund I for such fiscal period. Except as otherwise provided for in the Company's Amended and Restated Limited Liability Company Agreement (the "Agreement"), for the Company, any expenditures payable by a Fund, to the extent determined by the Board of Managers to have been paid or withheld on behalf of, or by reason of particular circumstances applicable to, one or more but fewer than all of the Members, shall be charged to only those Members on whose behalf such payments are made or whose particular circumstances gave rise to such payments. These charges shall be debited to the capital accounts of such Members as of the close of the fiscal period during which any such items were paid or accrued by such Fund.

  4.  RELATED PARTY TRANSACTIONS

      The Advisor serves as a fiduciary to First Plaza Group Trust, which is currently the sole Member of the Company. First Plaza Group Trust is a group trust representing various employee benefit plans, including plans of General Motors and its affiliates and/or former affiliates.

      Effective October 1, 2002, Fund I's interests in Glenwood Institutional Fund, LTD and O'Connor Absolute Strategies LTD were removed from Fund I's portfolio. These two fund-of-fund investments had helped diversify Fund I during its initial funding stage. The interests were transferred in-kind from Fund I to First Plaza Group Trust. The total amount of the transfer was $197,848,339.

      MANAGEMENT FEES - The Advisor is currently paid a fee, calculated monthly and payable quarterly, of 1.0% per annum based on Fund I's net assets. The Advisor may, in its discretion or as required by applicable law, reimburse or offset the fees incurred by a Member that has a separate advisory or other fiduciary relationship with the Advisor or its affiliates. Prior to Fund I's registration under the 1940 Act, the Advisor was paid an advisory fee by Fund I equal to actual expenses (including allocated salaries and certain items of overhead) incurred while advising and providing administrative services to Fund I.

      For its subadvisory services, Numeric is paid directly by the Company a quarterly fee at the rate of 1.0% per annum of the net asset value of the Numeric Assets. This fee is in addition to the 1.0% fee paid to the Advisor on all Fund I net assets, including the Numeric Assets. In addition, the subadvisory agreement with Numeric also provides for an annual performance fee, first payable on July 31, 2003, if the increase in net asset value of the Numeric Assets exceeds a benchmark return based on 90 day treasury bills. In such event, Numeric will receive a performance fee equal to 20% of the increase in net asset value in excess of the benchmark return. The performance fee is calculated on a cumulative basis

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED MARCH 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

      such that, after any payment of the performance fee, decreases in the net asset value of the Numeric Assets must be made up before any additional performance fee is paid on increases in net asset value. These fees are included in management fees on the statement of operations.

      BOARD OF MANAGERS FEES - Each member of the Board of Managers who is not an "interested person" of the Company, as defined in the 1940 Act, receives an annual retainer of $20,000 plus a fee of $5,000 for each board meeting attended in person or $2,500 for each board meeting attended telephonically. Currently, one Manager is an "interested person" of the Company. The Company reimburses those Managers who are not "interested persons" for all reasonable out-of-pocket expenses incurred by them in performing their duties.

  5.  ADMINISTRATIVE SERVICES

      PFPC Inc. serves as Accounting and Investor Servicing Agent to Fund I and in that capacity provides certain administrative, accounting, record keeping, tax and investor related services. PFPC Inc. receives a monthly fee primarily based upon the average net assets of Fund I, subject to minimum monthly fees.

  6.  SECURITIES TRANSACTIONS

      Total   purchases  and  sales  of   investments   (excluding   short  term
      investments) by Fund I for the year ended March 31, 2003 amounted to $330,656,078 and $303,034,567, respectively.

      The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to Fund I from the Investment Funds. The allocated taxable income has not been provided to Fund I for all of the Investment Funds as of March 31, 2003. First Plaza Group Trust, the sole Member in Fund I, has been organized and created as a tax exempt trust under Section 501(a) of the Internal Revenue Code.

  7.  CONTRACTS FOR DIFFERENCES

      On long contracts for differences, Fund I pays the counterparty interest at a rate of LIBOR plus 0.50%. On short contracts for differences, the counterparty pays interest to Fund I at a rate of LIBOR less 0.75%. Fund I had the following contracts for differences open at March 31, 2003, all of which expire on April 22, 2003.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED MARCH 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

LONG CONTRACTS FOR DIFFERENCES

                                                     NOTIONAL         CONTRACT             CURRENT            APPRECIATION/
                                                      SHARES            VALUE               VALUE            (DEPRECIATION)

FINLAND
Fortum Oyj                                            24,900         $   169,726         $   167,101           $  (2,625)
M-real Oyj                                            25,200             182,473             176,539              (5,934)

FRANCE
Wendel Investissement                                    920              20,513              20,881                 368

UNITED KINGDOM
Acambis Plc                                           21,000              81,822              82,486                 664
Aegis Group Plc                                       48,000              45,086              41,350              (3,736)
Alliance & Leicester Plc                              18,400             241,979             225,546             (16,433)
Allied Domecq Plc                                     65,811             313,113             313,633                 520
Barratt Develelopment Plc                             36,500             225,006             225,006                   -
Britannic Group Plc                                   20,400              51,270              46,917              (4,353)
British Sky Broadcasting Group Plc                    14,600             145,850             144,581              (1,269)
British Telecom                                      124,000             339,571             307,721             (31,850)
Burberry Group Plc                                    29,839             116,026             111,310              (4,716)
Cable & Wireless Plc                                  32,400              31,752              35,337               3,585
Centrica Plc                                         116,100             266,554             264,719              (1,835)
Cookson Group Plc                                    284,783              87,778              79,900              (7,878)
Davis Service Group Plc                               14,600              76,565              79,040               2,475
Emap Plc                                              22,100             264,438             251,513             (12,925)
Enterprise Inns Plc                                    9,400              85,954              88,034               2,080
Galen Holdings Plc                                     7,700              42,112              49,475               7,363
George Wimpey Plc                                     59,600             231,984             224,683              (7,301)
Go-Ahead Group Plc                                     1,200              11,570              11,931                 361
Granada Plc                                           55,500              56,854              50,004              (6,850)
Halifax Group HBOS Plc                                20,500             211,918             210,460              (1,458)
Hanson Plc                                             9,800              50,458              47,749              (2,709)
HSBC Holdings Plc                                      4,900              52,537              50,266              (2,271)
Imperial Chemical Industries Plc                      56,400             139,335              82,017             (57,318)
Imperial Tobacco Group Plc                             3,400              54,602              54,011                (591)
Inchcape Plc                                          13,972             169,833             173,808               3,975
International Power Plc                               43,800              53,309              58,328               5,019
iSOFT Group Plc                                       19,600              62,891              67,383               4,492
Jarvis Plc                                            10,300              43,981              40,620              (3,361)
Johnston Press Plc                                    39,200             215,007             207,571              (7,436)
Kelda Group Plc                                       33,600             216,954             217,486                 532
Kingfisher Plc                                        47,400             174,383             172,323              (2,060)
Land Securities Group Plc                             12,000             137,896             138,939               1,043
Man Group Plc                                         10,200             144,773             156,632              11,859
Mm02 Plc                                             448,400             338,435             317,172             (21,263)
Next Plc                                              18,900             241,385             253,633              12,248

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED MARCH 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

LONG CONTRACTS FOR DIFFERENCES (CONTINUED)

                                                     NOTIONAL         CONTRACT             CURRENT            APPRECIATION/
                                                      SHARES            VALUE               VALUE            (DEPRECIATION)

UNITED KINGDOM (CONTINUED)
Northern Rock Plc                                     24,000         $   257,204         $   246,392           $ (10,812)
Old Mutual Plc                                        76,300              99,498              91,357              (8,141)
Persimmon Plc                                         10,891              68,644              64,728              (3,916)
Provident Financial Plc                               13,789             128,464             120,857              (7,607)
Rank Group Plc                                        47,200             179,056             175,326              (3,730)
Royal & Sun Alliance Insur. Group Plc                176,100             200,414             189,976             (10,438)
Sage Group Plc                                         9,200              17,887              16,723              (1,164)
Schroders Plc                                          2,600              20,371              20,353                 (18)
Securicor Plc                                         90,500             113,366             122,665               9,299
Shire Pharmaceuticals Group Plc                       23,800             139,474             145,023               5,549
SSL International Plc                                 16,600              52,043              43,556              (8,487)
Stagecoach Group Plc                                  99,410              62,067              66,781               4,714
Tate & Lyle Plc                                       14,400              65,780              68,057               2,277
Trinity Mirror Plc                                    28,200             176,960             169,606              (7,354)
Vodafone Group Plc                                   166,200             313,275             296,856             (16,419)
Whitbread Plc                                         10,200              91,980              84,483              (7,497)
Xstrata Plc                                            9,800              76,008              74,276              (1,732)
                                                             -----------------------------------------------------------

Total Long Contracts for Differences                                 $ 7,458,184         $ 7,243,120           $(215,064)
                                                             ===========================================================

SHORT CONTRACTS FOR DIFFERENCES

UNITED KINGDOM
Abbey National Plc                                   (39,200)        $  (228,948)        $  (203,854)          $  25,094
Aggregate Industries Plc                             (46,600)            (55,428)            (54,507)                921
Amvescap Plc                                         (21,900)           (104,887)            (96,926)              7,961
Arm Holdings Plc                                    (303,208)           (262,398)           (245,624)             16,774
BHP Billiton Plc                                     (25,400)           (132,591)           (127,271)              5,320
BOC Group Plc                                        (19,400)           (243,784)           (232,131)             11,653
BP Plc                                               (14,700)            (96,950)            (93,233)              3,717
Cadbury Schweppes Plc                                (12,900)            (70,143)            (68,308)              1,835
Canary Wharf Group Plc                               (39,800)           (107,576)            (91,219)             16,357
Capital Radio Plc                                    (22,000)           (146,337)           (134,750)             11,587
Carphone Warehouse Plc                              (120,497)           (117,135)           (117,135)                  -
Cell Tech Group Plc                                  (60,800)           (286,203)           (256,116)             30,087
Compass Group Plc                                    (44,600)           (201,423)           (190,518)             10,905
Daily Mail&Gen Test Plc                              (16,900)           (131,917)           (123,548)              8,369
Dfs Furniture Company Plc                            (10,300)            (55,029)            (52,831)              2,198
Dixons Group Plc                                    (164,900)           (242,109)           (222,855)             19,254
Easyjet Plc                                          (20,300)            (71,911)            (71,234)                677
Electrocomponents Plc                                (82,200)           (344,963)           (333,919)             11,044
Exel Plc                                              (5,400)            (49,084)            (48,012)              1,072
FKI Plc                                             (118,500)           (126,901)           (119,877)              7,024

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED MARCH 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

SHORT CONTRACTS FOR DIFFERENCES (CONTINUED)

                                                     NOTIONAL         CONTRACT             CURRENT            APPRECIATION/
                                                      SHARES            VALUE               VALUE            (DEPRECIATION)

UNITED KINGDOM (CONTINUED)
Gkn Plc                                              (86,800)        $  (254,850)        $  (220,893)          $  33,957
Hays Plc                                            (268,200)           (339,145)           (328,546)             10,599
Hilton Group Plc                                     (72,200)           (176,320)           (157,205)             19,115
Imi Plc                                              (15,419)            (64,586)            (63,306)              1,280
Johnson Matthey Plc                                  (16,600)           (208,074)           (193,380)             14,694
Kingston Communic. (Hull) Plc                        (29,900)            (17,250)            (15,833)              1,417
Legal & General Group Plc                            (83,700)           (102,945)            (91,949)             10,996
Logica CMG Plc                                       (28,100)            (41,957)            (40,419)              1,538
Misys Plc                                            (26,000)            (65,702)            (62,159)              3,543
Pearson Plc                                           (4,600)            (37,809)            (34,937)              2,872
Premier Farnell                                      (32,500)            (86,047)            (85,533)                514
Reckitt Benckiser Plc                                (13,500)           (227,359)           (221,283)              6,076
Reuters Group Plc                                   (124,800)           (226,855)           (200,224)             26,631
Rexam Plc                                            (35,600)           (199,481)           (198,637)                844
Rio Tinto Plc                                        (12,100)           (243,473)           (225,494)             17,979
RMC Group Plc                                        (16,900)           (100,708)            (95,098)              5,610
Rolls Royce Plc                                      (67,000)            (83,244)            (74,927)              8,317
Severn Trent Plc                                      (5,700)            (65,005)            (64,512)                493
Signet Group Plc                                     (84,685)            (97,716)           (100,058)             (2,342)
Smiths Group Plc                                     (11,200)           (113,832)           (113,301)                531
United Business Media Plc                            (38,400)           (141,539)           (131,713)              9,826
Weatherspoon Jd Plc                                  (60,800)           (159,532)           (159,052)                480
WH Smith Plc                                         (29,188)           (120,992)           (118,570)              2,422
William Hill Plc                                     (31,000)           (108,780)           (107,433)              1,347
Wood Group (John) Plc                                (52,009)           (129,067)           (131,122)             (2,055)
Woolworths Group Plc                                 (91,100)            (41,759)            (46,439)             (4,680)
                                                              ----------------------------------------------------------

                                                                     $(6,529,744)        $(6,165,891)          $ 363,853
                                                              ==========================================================

  8.  CREDIT, LIQUIDITY AND MARKET RISK

      An investment in Fund I involves certain risks, including the risk that the entire amount invested may be lost. The investments of Fund I relate to the active trading of securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks associated with market volatility, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counter-party defaults. Investments in Investment Funds may be restricted from early redemption or subject to fees for early redemptions as part of contractual obligations agreed to by the Advisor on behalf of Fund I. Investment Funds generally require advance notice of an investor's intent to redeem its interest and

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED MARCH 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

      may, depending on the Investment Fund's governing agreements, deny or delay a redemption request.

      Fund I transacts in various financial instruments including foreign currency contracts, contracts for differences, and short sales. With these financial instruments, Fund I is exposed to market risk in excess of the amounts recorded in the Statement of Assets, Liabilities and Member's Capital. With respect to short sales of common stock and the short and long contracts for differences, Fund I is exposed to credit risk in excess of the amounts recorded on the Statement of Assets, Liabilities and Member's Capital.

      Fund I maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. Fund I has not experienced any losses in such accounts.

  9.  REPURCHASE OF COMPANY INTERESTS

      No Member will have the right to require Fund I or the Company to redeem such Member's interest in Fund I. There is no public market for interests in Fund I and none is expected to develop. Consequently, Members may not be able to liquidate their investment other than as a result of repurchases of interests as described below.

      The Board of Managers may, from time to time and in its sole discretion, determine to cause a Fund to repurchase interests or portions of interests in such Fund from Members pursuant to written tenders by Members as and to the extent provided for in the Agreement.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED MARCH 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

 10.  FINANCIAL HIGHLIGHTS

      The following represents the ratios to average net assets and other supplemental information for the following periods:

                                                                           Period from June 26,
                                                                            2001 (Commencement
                                                         Year Ended          of Operations) to
                                                       March 31, 2003         March 31, 2002

Total return (1)                                          (0.48)%                  3.08%
Member's capital, end of period (000)                   $ 609,999                 $582,821
Portfolio Turnover                                          48%                      0%

Annualized ratios to average members' capital: (2)(3)

Total expenses before reimbursement                        0.80%                   0.96%
Reimbursement of management fee                            0.00%                  (0.30)%
Net expenses                                               0.80%                   0.66%

Net investment loss                                       (0.72)%                 (0.60)%
Interest expense                                           0.03%                   0.00%

1. Total return assumes a purchase of an interest in Fund I on the first day and a sale of the interest on the last day of the period noted. Total returns for a period of less than a full year are not annualized. Returns are geometrically linked based on capital cash flow dates during the reporting period.

2.  The ratios of expenses and net investment loss are annualized.

3. Average Member's capital is measured using the weighted average Member's capital at each cash flow date.

                                     ******

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)


Fund Management (Unaudited)


Information pertaining to the Board of Managers and officers of the Company is set forth below.

Name, Age, Address,            Principal Occupation           Number of               Other
Position with the Company      During the Past Five           Affiliated Funds        Directorships
and Length of Time Served      Years                          Overseen by Manager     Held

BOARD OF MANAGERS

Charles A. Hurty, 59,          Independent Consultant         None                    Fort Lauderdale
Darien, CT                     (2001 - present); Partner,                             Museum of Art;
Manager,                       KPMG (until 2001)                                      Broward Center for
Since November 25, 2002                                                               the Performing Arts;
                                                                                      Florida Philharmonic;
                                                                                      Broward Workshop;
                                                                                      Association for
                                                                                      Retarded Children;
                                                                                      Citgroup Alternative
                                                                                      Investments Multi-
                                                                                      Advisor Hedge Fund
                                                                                      Portfolios, LLC

Robert E. Shultz, 63,          Partner, TSW Associates        None                    Vestaur Securities,
Wilton, CT                     (1997 - present)                                       Inc.; LIM Asia
Manager,                                                                              Arbitrage Fund
Since November 25, 2002

W. Allen Reed*, 56,            President & CEO of General     None                    General Motors
New York, NY                   Motors Investment                                      Acceptance Corp.;
Manager, President, and        Management Corporation                                 GMAC Insurance
Chief Executive Officer        ("GMIMCo") (1994 -                                     Holdings; iShares,
Since November 25, 2002        present)                                               Inc.; Temple
                                                                                      Inland, Inc.;
                                                                                      University of
                                                                                      North Carolina
                                                                                      Foundation Fund

* - Manager who is an "interested person" of the Company, as defined in the 1940 Act.

OFFICERS

Lori Russell, 31               Attorney, PFPC Inc.            N/A                     N/A
Westboro, MA                   (2002 - Present);
Secretary,                     Associate Counsel,
Since November 25, 2002        Investors Bank & Trust
                               Co. (2001 - 2002);
                               Regulatory Administrator,
                               PFPC Inc. (1998 - 2001)

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)


Fund Management (Unaudited)(continued)

Information pertaining to the officers of the Company is continued below.

Name, Age, Address,            Principal Occupation           Number of               Other
Position with the Company      During the Past Five           Affiliated Funds        Directorships
and Length of Time Served      Years                          Overseen by Manager     Held

Patricia M. McDonald, 56,      Vice President and             N/A                     N/A
New York, NY                   Secretary, GMIMCo
Assistant Secretary,           (1999 - Present);
Since November, 25, 2002       Vice President and
                               Chief Information
                               Officer, GMIMCo
                               (1996 - 1999)

David Hartman, 38,             Attorney, GMIMCo,              N/A                     N/A
New York, NY                   (2001 - Present); Vice
Assistant Secretary,           President, Zurich Scudder
Since November 25, 2002        Investments (2000 - 2001);
                               Associate General Counsel,
                               American International
                               Group, Inc. (1995 - 2000)


Jon W. de Klerk, 37,           Chief Financial Officer,       N/A                     N/A
New York, NY                   Vice President & Treasurer,
Treasurer,                     GMIMCo (2001- Present);
Since November 25, 2002        Director of Investment
                               Operations, GMIMCo
                               (1999 - 2001); Manager of
                               Operations, GE Investment
                               Management (1994 - 1999)

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a)      Not applicable.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



ITEM 10. EXHIBITS.

(a)(1)   Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC
             -----------------------------------------

By (Signature and Title)*  /S/ W. ALLEN REED
                           -----------------------------------------------------
                           W. Allen Reed, President
                           (principal executive officer)

Date              MAY 27, 2003
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ W. ALLEN REED
                           -----------------------------------------------------
                           W. Allen Reed, President
                           (principal executive officer)

Date              MAY 27, 2003
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ JON DE KLERK
                           -----------------------------------------------------
                           Jon de Klerk, Treasurer
                           (principal financial officer)

Date              MAY 27, 2003
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.